Financial Risk Management - Summary of Variable Interest Rates to the Company is Exposed had been 100 Basis Points (Higher) or Lower Than the Interest Rate (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Financial Liabilities Variable Rate [Abstract]
Effect in case of interest rate increase in 100 basis points, Variable rate long term debt	$ (121,747)	$ (112,134)	$ (64,031)
Effect in case of interest rate decrease in 100 basis points, Variable rate long term debt	$ 121,747	$ 112,134	$ 64,031